Financial liabilities	6 Months Ended
Jun. 30, 2023
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Financial liabilities

Note 12. Financial liabilities

12.1 Detail of financial liabilities

	As of December 31,	As of June 30,
	2022	2023
	$ in thousands
Conditional advances	—	417
Lease debts	49,358	46,157
State Guaranteed loan « PGE »	13,569	11,314
EIB loan	—	16,654
EIB warrants	—	4,875
Other non-current financial liabilities	6,962	7,010
Total non-current financial liabilities and non-current lease debts	69,889	86,427
Lease debts	7,872	8,270
State Guaranteed loan « PGE »	4,972	5,064
Other current financial liabilities	116	122
Total current financial liabilities and current lease debts	12,960	13,455
Trade payables	21,456	19,229
Other current liabilities	13,179	8,093
Total Financial liabilities	117,484	127,204

As of December 31, 2022 and as of June 30, 2023, the other non-current financial liabilities are composed of a $1.1 million loan to finance leasehold improvements in our premises in New York and a Research Tax Credit financing with BPI that was finalized in June 2022 with €5.5 million received representing a non-current financial liability of $5.9 million.

State Guaranteed loan

State Guaranteed Loan (“Prêt Garanti par l’Etat”, or “PGE”) corresponds to Cellectis’ obtention of an €18.5 million (or $20.1 million using exchange rate as of June 30, 2023) loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a PGE. Initiated by the French Government to support companies during the COVID-19 crisis, the PGE is a bank loan with a fixed interest rate ranging from 0.31% to 3.35%. After an initial interest-only term of two years, the loan is amortized over up to four years at the option of the Company. The French government guarantees 90% of the borrowed amount. As of June 30, 2023, the current liability related to the State Guaranteed loan amounts to $5.1 million and the non-current liability amounts to $11.3 million.

Conditional advances

On March 8, 2023, we signed a grant and refundable advance agreement with BPI to partially support one of our R&D programs which corresponds to UCART 20x22 and related CMC activities. Pursuant to this agreement, on June 19, 2023, we received $0.9 million as the first installment of the refundable advance.

Repayment of this advance is due over a period of 3 years starting on March 31, 2028. The amount to be repaid is equal to the principal adjusted upwards by a discounting effect at an annual rate of 3.04%, in accordance with the European Commission’s principle for State aid. The amount of this discounting adjustment is expected to be $0.2 million and the total amount to be repaid $1.0 million.

The refundable advance from BPI can be analyzed as a government loan as defined by IAS 20. Because his loan bears a lower-than-market interest rate, we measure the fair value of the loan using a market interest rate and recognize the difference with the cash received as a grant. Based on a market rate of 16.1% determined using the credit spread observed for loans contracted by Cellectis over a comparable term, we measured the fair value of this loan at $0.4 million, resulting in a grant of $0.5 million. The loan is subsequently measured at amortized cost.

European Investment Bank (“EIB”) loan

On December 28, 2022, we entered into a finance contract (the “Finance Contract”) with the EIB for up to €40.0 million in loans to support our research and development activities to advance our pipeline of gene-edited allogeneic cell therapy candidate products for oncology indications (the “R&D Activities”). The Finance Contract provides for funding in three tranches, as follows: (i) an initial tranche of €20.0 million (“Tranche A”); (ii) a second tranche of €15.0 million (“Tranche B”); and (iii) a third tranche of €5.0 million (“Tranche C,” and each of Tranche A, Tranche B, and Tranche C, a “Tranche”), each issuable only in full. Each of our material subsidiaries guarantees our obligations under the Finance Contract. On March 30, 2023, the Company and EIB entered into a Subscription Agreement for Warrants to be Issued by Cellectis S.A. (the “Warrant Agreement”), as required by the Finance Contract.

On April 4, 2023, Cellectis announced the drawdown of the €20 million Tranche A. The disbursement of Tranche A was subject to, among other conditions, (i) the issuance of a specified number of warrants to the benefit of EIB (the “Tranche A Warrants”) and (ii) the completion of certain clinical development milestone by a Cellectis’ licensee, and, as of April 4, 2023, each of (i) and (ii) had been satisfied.

On March 28, 2023, the Company issued 2,779,188 Tranche A Warrants to EIB, in accordance with the terms of the 11th resolution of the shareholders’ meeting held on June 28, 2022 and articles L. 228-91 and seq. of the French Commercial Code, representing 5.0% of the Company’s outstanding share capital as at their issuance date. The exercise price of the Tranche A Warrants is equal to €1.92, corresponding to 99% of the volume-weighted average price per share of the Company’s ordinary shares over the last 3 trading days preceding their issuance. Tranche A will mature six years from its disbursement date. Interest on Tranche A shall be paid in kind, shall be capitalized annually by increasing the principal amount of Tranche A, and shall accrue at a rate equal to 8% per annum. The EIB proceeded to the payment of the €20 million on April 17, 2023.

Each EIB Warrant will entitle EIB to one ordinary share of the Company in exchange for the exercise price (subject to applicable adjustments and anti-dilution provisions). The EIB Warrants will have an exercise price per share equal to 99% of the weighted average price per share of the Company over the last three trading days prior to their issuance. The EIB Warrants with respect to Tranche B and Tranche C are only issuable if the Company elects to drawdown such tranches.

The EIB Warrants expire on the twentieth anniversary of their issuance date, at which time such unexercised EIB Warrants will be automatically deemed null and void. Any outstanding EIB Warrant will become exercisable following the earliest to occur of (i) a change of control event, (ii) the maturity date of Tranche A, (iii) a public take-over bid approved by the Company’s board of directors, (iv) a sale of all or substantially all of certain assets of Cellectis and its subsidiaries, (v) a debt repayment event (i.e. any mandatory repayment pursuant to the Finance Contract or any voluntary payment more than 75% of any Tranche) in respect of one or more Tranches, , or (vi) the receipt of a written demand for repayment from EIB in connection with an event of default under the Finance Agreement (each an “Exercise Event”).

Following any Exercise Event and until expiration of the applicable EIB Warrants, EIB may exercise a put option by which EIB may require the Company to repurchase all or part of the then-exercisable but not yet exercised EIB Warrants. The exercise of such put option would be at the fair market value of the EIB Warrants, subject to a cap equal to the aggregate principal amount disbursed by EIB pursuant to the Finance Contract at the time of the put option, reduced by certain repaid amounts, at the time of exercise of the put option.

Furthermore, in the case of any public take-over bid from a third party or a sale of all outstanding shares of the Company to any person or group of persons acting in concert, the Company shall, subject to certain conditions including the sale by certain shareholders of all of their shares and other securities, be entitled to repurchase all, but not less than all, of the EIB Warrants, at a price equal to the greater of (a) 0.3 times the amount disbursed by the EIB under the Finance Contract divided by the aggregate number of EIB Warrants issued (reduced by the number of exercised EIB Warrants), and (b) the fair market value of the EIB Warrants.

The Company has a right of first refusal to repurchase the EIB Warrants that are offered for sale to a third party under the same terms and conditions of such third party’s offer, provided that such right of first refusal does not apply if the contemplated sale occurs within the scope of a public take-over bid by a third party.

The contract constituted of the loan agreement and the warrants agreement is a hybrid contract, as it contains a non-derivative component (the loan) and derivative options-based components (the warrants and attached options). The loan can be qualified as the host contract and the warrants and attached options as embedded derivatives. Given, the economic characteristics and specific risks of the embedded derivatives, we consider they should be accounted for separately from the host contract.

The €20.0 million Tranche A loan is classified as a financial liability measured at amortized cost. At initial recognition, i.e. on April 17, 2023, the fair value of this loan include $0.3 million of transaction costs and the $5.2 million fair value of the warrants (see below Derivative Instruments) as the warrants are part of the consideration given to EIB. The initial fair value of the loan is $16.2 million. The loan is subsequently measured at amortized cost, the effective interest rate of the loan being 13.4%

Derivative Instruments – EIB Warrants

The tranche A Warrants issued in favor of the EIB in relation to the Tranche A disbursement in the form of 2,779,188 Bons de Souscription d’Actions (“BSA”) are derivative instruments.

Because of its terms and conditions of the EIB’s put option, we consider that the put option and the tranche A Warrants are to be treated as a single compound embedded derivative.

Because of its terms and conditions, we consider it highly unlikely that the Company will exercise the call option. Accordingly, the call option has been valued at zero and is not accounted for.

The “fixed for fixed” rule of IAS 32, which states that derivatives shall be classified as equity if they can only be settled by the delivery of a fixed number of shares in exchange for a fixed amount of cash or another financial asset, is not met because there is a settlement option that may result in the exchange of a variable number of shares for a variable price in the case of a put option exercise.

As they are not equity instruments, the tranche A Warrants and attached put option are to be classified as a financial liability and will be measured at fair value through profit and loss.

The fair value of the tranche A Warrants and put option has been estimated using a Longstaff Schwartz approach.

This approach is most appropriate to estimate the value of American options (which may be exercised any time from an exercise event until maturity) with complex exercise terms (EIB can exercise the tranche A warrants on the basis of Cellectis’ spot share price or exercise the put option on the basis of the average price of the shares over 90 days).

The Longstaff Schwartz approach is also based on the value of the underlying share price at the valuation date, the observed volatility of the company’s historical share price and the contractual life of the instruments.

The assumptions and results of the warrants valuation are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche A as this is the issuance date defined in the contract.

	Warrants Tranche A
	4/17/2023	6/30/2023
Number of warrants granted	2,779,188	2,779,188
Share price (in euros)	1.87	1.77
Average life of options (in years)	20	19.8
Expected volatility	81.3%	70.6%
Put option cap (in € thousands)	7.196	7.196
Discount rate	2.85%	2.71%
Expected dividends	0%	0%
Fair value per options (in euros per share)	1.73	1.61
Fair value in $ thousands	5,224	4,875

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of April 17, 2023	Fair value in $ thousands
Expected volatility -5%	5,206
Expected volatility	5,224
Expected volatility +5%	5,231

As of June 30, 2023	Fair value in $ thousands
Expected volatility -5%	4,790
Expected volatility	4,875
Expected volatility +5%	4,925

12.2 Due dates of the financial liabilities

Balance as of June 30, 2023	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	54,427	8,270	28,661	17,496
Financial liabilities	45,455	5,185	17,886	22,384
Financial liabilities	99,882	13,455	46,547	39,879
Trade payables	19,229	19,229	—	—
Other current liabilities	8,093	8,093	—	—
Total financial liabilities	127,204	40,777	46,547	39,879